Off balance sheet commitments	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Off balance sheet commitments	Off balance sheet commitments
The off balance sheet commitments presented below are shown at their nominal value.
D.21.1. Off balance sheet commitments relating to operating activities
Off balance sheet commitments relating to Sanofi’s operating activities comprise the following:

December 31, 2022		Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced(a)(b)	38	26	4	3	5
Irrevocable purchase commitments(c)
•given(d)	10,921	5,957	2,922	1,062	980
•received	(1,025)	(482)	(335)	(86)	(122)
Research and development license agreements - commitments given
•commitments related to R&D and other commitments(e)	259	197	39	10	13
•contingent milestone payments in connection with development programs in progress(f)	2,919	203	875	889	952
Total - net commitments given(g)	13,112	5,901	3,505	1,878	1,828
(a) Includes the variable portion of future lease payments not recognized as lease liabilities as of December 31, 2022; the equivalent amount of these commitments as of December 31, 2021 was €109 million.
(b) These comprise irrevocable commitments to suppliers of (i) property, plant and equipment, net of down-payments (see Note D.3.) and (ii) goods and services. As of December 31, 2021, irrevocable commitments amounted to €8,901 million given and €1,124 million received.
(c) Irrevocable purchase commitments given as of December 31, 2022 include €871 million of commitments to joint ventures, and the commitment to EUROAPI as described in Note D.1.
(d) Commitments related to R&D, and other commitments, amounted to €536 million as of December 31, 2021.
(e) This line includes only contingent milestone payments on development projects in progress. The equivalent amount as of December 31, 2021 was €2,892 million.

In pursuance of its strategy, Sanofi may acquire technologies and rights to products. Such acquisitions may be made in various contractual forms: acquisitions of shares, loans, license agreements, joint development, and co-marketing. These arrangements generally involve upfront payments on signature of the agreement, development milestone payments, and royalties. Some of these complex agreements include undertakings to fund research programs in future years and payments contingent upon achieving specified development milestones, the granting of approvals or licenses, or the attainment of sales targets once a product is commercialized.
The “Research and development license agreements” line comprises future service commitments to fund research and development or technology, and probable contingent milestone payments regarded as reasonably achievable (i.e. all potential milestone payments relating to projects in the development phase, for which the future financial consequences are known or probable and for which there is a sufficiently reliable estimate). This line excludes:
•commitments given relating to projects in the research phase for €18.0 billion as of December 31, 2022 (€6.7 billion as of December 31, 2021) and commitments given relating to contingent payments upon the attainment of sales targets once a product is commercialized for €18.5 billion as of December 31, 2022 (€8.1 billion as of December 31, 2021);
•commitments received amounting to €8.8 billion as of December 31, 2022 (€5.8 billion as of December 31, 2021), mainly comprising research, development and commercialization agreements with partners further to the acquisitions of Ablynx for €1.0 billion as of December 31, 2022 (€1.0 billion as of December 31, 2021) and of Kymab for €0.2 billion as of December 31, 2022 (€0.5 billion as of December 31, 2021), plus contingent consideration receivable based on attainment of regulatory and sales milestones for commercialized products under the terms of licenses or rights assignment agreements amounting to €7.6 billion as of December 31, 2022 (€4.2 billion as of December 31, 2021).
The major agreements entered into by Sanofi in 2022 are described below:
•on January 7, 2022, Sanofi entered into an innovative license agreement and research collaboration with Exscientia to develop up to 15 novel small molecule candidates across oncology and immunology, leveraging Exscientia’s end-to-end AI-driven platform utilizing actual patient samples. Under the terms of the agreement, Sanofi made an upfront payment of $100 million and could pay up to $5.2 billion contingent on the attainment of certain objectives;
•on January 12, 2022, Sanofi entered into a licensing and collaboration agreement with ABL Bio for the development of ABL301, a bispecific antibody targeting alpha-synuclein and intended as a treatment for alpha-synucleinopathies. Under the terms of the agreement, Sanofi paid ABL Bio $75 million upfront, and could make potential milestone payments of up to approximately $985 million contingent on the attainment of certain objectives;
•on March 2, 2022, Sanofi entered into a collaboration and exclusive license agreement with Adagene Inc., a company transforming the discovery and development of antibody-based therapies. Under the terms of the agreement, Sanofi made an upfront payment of $17.5 million and could pay up to $2.5 billion contingent on the attainment of certain objectives;
•on March 15, 2022, Sanofi entered into a strategic risk-sharing collaboration with Blackstone under which funds managed by Blackstone Life Sciences (BXLS) will contribute up to €300 million to accelerate the global pivotal studies and clinical development program for the subcutaneous formulation and delivery of the anti-CD38 antibody Sarclisa®, to treat patients with multiple myeloma. That amount will be paid to Sanofi on the basis of development expenses incurred. In addition, Sanofi may pay royalties on future sales of this solution;
•on March 29, 2022, Sanofi entered into an exclusive collaboration agreement with IGM Biosciences, Inc. to create, develop, manufacture and commercialize IgM antibody agonists against three oncology targets and three immunology/inflammation targets. Under the terms of the agreement, IGM received an upfront payment of $150 million and could receive up to $6.0 billion for milestones in the development, regulatory approval and sales of each target;
•on July 5, 2022, Sanofi entered into a collaboration agreement with Skyhawk Therapeutics, Inc. to discover and develop novel small molecules that modulate RNA splicing to address challenging oncology and immunology targets. Under the terms of the agreement, Skyhawk received an upfront payment of $54 million and could receive more than $2.0 billion contingent on the attainment of certain objectives;
•on August 17, 2022, Sanofi entered into a strategic research collaboration with Atomwise, that will leverage its AtomNet® platform to identify and synthesize up to five drug targets. Under the terms of the agreement, Atomwise received an upfront payment of $20 million and could receive up to $1.0 billion contingent on the attainment of certain objectives;
•on September 27, 2022, Sanofi entered into a research collaboration with Scribe Therapeutics, to leverage its CRISPR by Design™ platform and to obtain a non-exclusive license to genome editing CasX-Editor(XE) technology for multiple oncology targets. Under the terms of the agreement, Scribe Therapeutics received an upfront payment of $25 million and could receive more than $1.0 billion contingent on the attainment of certain objectives;
•on October 4, 2022, Sanofi entered into a strategic collaboration with miRecule to accelerate the discovery and development of a Best-in-Class Antibody-RNA conjugate to treat Facioscapulohumeral Muscular Dystrophy (FSHD). Under the terms of the agreement, miRecule received an upfront payment of $20 million and could receive up to $0.4 billion contingent on the attainment of certain objectives;
•on November 8, 2022, Sanofi entered into a strategic research collaboration with Insilico Medicine to leverage Insilico Medicine's AI platform, Pharma.AI, to advance drug development candidates for up to six new targets. Under the terms of the agreement, Insilico Medicine received an upfront payment of $12.5 million and could receive up to $1.2 billion contingent on the attainment of certain objectives;
•on December 19 2022, Sanofi and Innate Pharma SA announced an expansion of their collaboration, with Sanofi licensing a natural killer (NK) cell engager program targeting B7H3 from Innate's ANKETTM (Antibody-based NK Cell Engager Therapeutics) platform. Innate received an upfront payment of €25 million and could receive up to €1.4 billion contingent on the attainment of certain objectives.
The amount of commitments as of December 31, 2022 also includes commitments under agreements entered into by Sanofi in prior years, the principal ones of which are described below:
•Biond Biologics (2021): license agreement for the development and commercialization of BND-22 (a humanized IgG4 antagonist antibody targeting the Ig-like transcript 2 (ILT2) receptor, in development for the treatment of solid tumors);
•Eureka Therapeutics and Memorial Sloan Kettering Cancer Center (MSK) (2021): license agreement with for the treatment of multiple myeloma;
•Kymera (2020): agreement to develop and commercialize protein degrader therapies targeting IRAK4 in patients with immune-inflammatory diseases;
•Nurix Therapeutics (2020): collaboration to develop novel targeted protein degradation therapies;
•Denali Therapeutics Inc. (2018): collaboration agreement on the development of multiple molecules with the potential to treat a range of neurological and systemic inflammatory diseases. The two lead molecules are DNL747 in multiple sclerosis and amyotrophic lateral sclerosis, and DNL758 in systemic inflammatory diseases such as rheumatoid arthritis and psoriasis;
•MedImmune (a division of AstraZeneca) (2017): agreement to develop and commercialize a monoclonal antibody (MEDI8897) for the prevention of Respiratory Syncytial Virus (RSV) associated illness in newborns and infants;
•Innate Pharma (2016): collaboration and licensing agreement to apply Innate Pharma’s new proprietary technology to the development of innovative bispecific antibody formats engaging natural killer (NK) cells to kill tumor cells through the activating receptor NKp46;
•Eli Lilly and Company (2014): agreement to pursue regulatory approval for non-prescription Cialis® (tadalafil).
Sanofi and its alliance partners have decided to terminate the following agreements (the related commitments are no longer included in Sanofi’s off balance sheet disclosures as of December 31, 2022):
•in October 2022, Sanofi and DiCE Molecules ended their global collaboration to discover potential new therapeutics for up to 12 targets that encompass all disease areas of strategic interest to Sanofi; and
•in December 2022, Sanofi and Revolution Medicines agreed, after a transitional phase, to end their partnership agreement in oncology signed in 2018.

In addition, under the collaboration agreement with Regeneron on monoclonal antibodies (see Note C.1.), Sanofi is entitled to receive an additional share of quarterly profits (capped at 10% of Regeneron’s share of quarterly profits until March 31, 2022, and thereafter at 20%), until Regeneron has paid 50% of the cumulative development costs incurred by the parties to the alliance. As of December 31, 2022 this represented total commitments received of €2.7 billion (versus €2.9 billion as of December 31, 2021), against cumulative development costs of €8.4 billion.
Sanofi entered into an agreement with Royalty Pharma in December 2014 relating to development programs under which Royalty Pharma bears a portion of the remaining development costs of the project on a quarterly basis in return for royalties on future sales. This transaction is a co-investment, whereby the partner acquires an interest in the jointly-developed product by providing funding towards the development program. Consequently, the amounts received by Sanofi are recorded as a reduction in development costs, to the extent that the development costs incurred by Sanofi are recognized in profit or loss in accordance with the policies described in Note B.4.1. The products in development under the December 2014 agreement with Royalty Pharma have been launched in the United States and Europe, marking the end of the joint development programs.
On February 27, 2017, Sanofi and Lonza announced a strategic partnership in the form of a joint venture (BioAtrium AG) to build and operate a large-scale mammalian cell culture facility for monoclonal antibody production in Visp, Switzerland. An initial investment of approximately €0.3 billion to finance construction of the facility, split 50/50 between the two partners, has now been made in full. In addition, Sanofi could pay BioAtrium AG in the region of €0.6 billion over the next fifteen years as its share of operating expenses and the cost of producing future batches.
In February 2014, pursuant to the “Pandemic Influenza Preparedness Framework for the sharing of influenza viruses and access to vaccines and other benefits” (still effective as of December 31, 2022), Sanofi Pasteur and the World Health Organization (WHO) signed a bilateral “Standard Material Transfer Agreement” (SMTA 2). This agreement stipulates that Sanofi Pasteur will, during declared pandemic periods, (i) donate 7.5% of its real-time production of pandemic vaccines against any strain with potential to cause a pandemic, and (ii) reserve a further 7.5% of such production on affordable terms. The agreement cancels and replaces all preceding commitments to donate pandemic vaccines to the WHO.
D.21.2. Off balance sheet commitments relating to financing activities
Credit facilities
Undrawn credit facilities are as follows:

December 31, 2022	Total	Expiry
(€ million)		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
General-purpose credit facilities	8,000	4,000	—	4,000	—
As of December 31, 2022, total credit facilities amounted to €8,000 million (versus €8,000 million as of December 31, 2021 and €8,000 million as of December 31, 2020).
Guarantees
The table below shows the amount of guarantees given and received:

(€ million)	2022	2021	2020
Guarantees given:	3,815	3,794	3,291
•Guarantees provided to banks in connection with credit facilities	1,007	1,042	695
•Other guarantees given	2,808	2,752	2,596
Guarantees received	(1,229)	(1,149)	(964)
D.21.3. Off balance sheet commitments relating to asset acquisitions and divestments, and to changes in the scope of consolidation
As of December 31, 2022, Sanofi had received commitments amounting in aggregate to €1.0 billion in respect of (i) divestments of assets relating to transactions not yet finalized as of that date and (ii) contingent consideration arising under past agreements.
Off balance sheet commitments of a financing nature with associates and joint ventures are disclosed in Note D.6.
The maximum amount of contingent consideration relating to business combinations is disclosed in Note D.18.